Bank Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Line Items]
Restricted cash	$ 158,865	$ 203,779	$ 401,110
Interest expenses	$ 657,555	$ 507,198	$ 295,631
Guaranteed by David Chuang [Member]
Borrowings [Line Items]
Weighted average interest rates	2.23%	2.18%	1.91%
Line of Credit [Member]
Borrowings [Line Items]
Unused credit facilities	$ 5,590,653